13. Segment Financial Information (Details)	12 Months Ended
Dec. 31, 2016
Details
Segment Reporting, Factors Used to Identify Entity's Reportable Segments	Each division is comprised of a number of branch offices that are aggregated based on vice president responsibility and geographical location.